As filed with the Securities and Exchange Commission on May 18, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD 21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD 21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS: 44.1%

Building Products: 0.5%
38,400	Griffon Corp.*	$953,856

Business & Professional Services: 2.5%
165,450	FTI Consulting, Inc.*	4,720,288

Commerical Banks: 1.3%
18,000	American National Bankshares, Inc.	422,820
723	Fulton Financial Corp.	12,436
26,190	Provident Bankshares Corp.	954,625
14,476	SunTrust Banks, Inc.	1,053,274
		2,443,155

Communications Equipment: 2.1%
55,800	Digi International, Inc.*	651,186
207,801	Radyne Corp.*	3,318,582
		3,969,768

Construction & Engineering: 4.4%
67,800	EMCOR Group, Inc.*	3,366,948
175,525	Michael Baker Corp.*	4,972,623
		8,339,571

Diversified Financial Services: 0.7%
23,000	CIT Group, Inc.	1,230,960

Diversified Gas Utilities: 2.0%
108,400	Energen Corp.	3,794,000

Electric Utilities: 1.6%
99,000	PPL Corp.	2,910,600

Electrical Equipment: 0.4%
8,700	Emerson Electric Co.	727,581

Environmental Services: 3.6%
363,000	Allied Waste Industries, Inc.*	4,443,120
108,500	Waste Industries USA, Inc.	2,351,195
		6,794,315

Household & Personal Products: 0.5%
75,000	Prestige Brands Holdings, Inc.*	912,750

Insurance: 7.6%
11,300	Assurant, Inc.	556,525
488,350	KMG America Corp.*	4,180,276
34,450	PartnerRe, Ltd.#	2,139,000
226,184	United America Indemnity, Ltd.#*	5,179,614
37,050	W.R. Berkley Corp.	2,151,123
		14,206,538

Insurance Brokers: 1.9%
218,000	USI Holdings Corp.*	3,516,340

Machinery: 0.4%
20,000	Pentair, Inc.	815,000

Metals & Mining: 1.6%
156,700	Brush Engineered Materials, Inc.*	3,094,825

Oil & Gas Exploration & Production: 6.5%
7,800	Burlington Resources, Inc.	716,898
40,300	CNX Gas Corp.*	1,047,800
63,800	Energy Partners, Ltd.*	1,504,404
22,280	EOG Resources, Inc.	1,604,160
96,000	Suncor Energy, Inc.#	7,393,920
		12,267,182

Real Estate: 0.3%
4,500	First Potomac Realty Trust	127,125
27,500	Urstadt Biddle Properties, Inc. - Class A	495,000
		622,125

Thrifts & Mortgage Finance: 0.7%
30,000	Washington Mutual, Inc.	1,278,600

Transportation: 5.5%
141,287	Rush Enterprises, Inc. - Class A*	2,483,825
172,199	Rush Enterprises, Inc. - Class B*	2,870,557
28,200	SCS Transportation, Inc.*	820,902
209,050	Wabash National Corp.	4,128,737
		10,304,021

TOTAL COMMON STOCKS
(cost $49,224,739)		82,901,475

INVESTMENT COMPANIES: 2.5%

338,862	NGP Capital Resources Co.
	(cost $4,647,215)	4,608,523

PREFERRED STOCKS: 3.0%

Real Estate: 3.0%
101,700	Apartment Investment & Management Co. - Series R, 10.000%	2,586,231
5,300	Colonial Properties Trust - Series C, 9.250%	133,613
33,550	Corporate Office Properties Trust - Series E, 10.250%	847,809
77,600	Corporate Office Properties Trust - Series F, 9.875%	1,960,952
5,600	PS Business Parks, Inc. - Series D, 9.500%	140,840
	(cost $5,763,408)	5,669,445

Principal		Value
CONVERTIBLE BONDS: 35.8%

Biotechnology: 1.6%
$ 3,020,000	CuraGen Corp., 6.000%, 2/2/07	$2,982,250

Communications Equipment: 2.3%
4,653,000	Ciena Corp., 3.750%, 2/1/08	4,420,350

Computer Storage & Peripherals: 1.0%
1,516,000	Brocade Communications Systems, Inc., 2.000%, 1/1/07	1,512,210
303,000	Emulex Corp., 0.250%, 12/15/23	292,395
		1,804,605

Construction & Engineering: 3.7%
7,168,000	Quanta Services, Inc., 4.000%, 7/1/07	6,961,920

Environmental Services: 1.0%
1,975,000	Allied Waste Industries, Inc., 4.250%, 4/15/34	1,841,687

Pharmaceuticals: 7.8%
582,000	King Pharmaceuticals, Inc., 2.750%, 11/15/21	574,725
2,081,000	Millennium Pharmaceuticals, Inc., 5.500%, 1/15/07	2,065,393
300,000	Millennium Pharmaceuticals, Inc., 5.000%, 3/1/07	297,000
2,088,000	Nektar Therapeutics, 5.000%, 2/8/07	2,072,340
2,313,000	Nektar Therapeutics, 3.500%, 10/17/07	2,269,631
7,412,000	Sepracor, Inc., 5.000%, 2/15/07	7,384,205
		14,663,294

Semiconductor Equipment: 10.2%
5,622,000	Agere Systems, Inc., 6.500%, 12/15/09	5,565,780
8,870,000	Brooks Automation, Inc., 4.750%, 6/1/08	8,659,338
5,043,000	Veeco Instruments, Inc., 4.125%, 12/21/08	4,923,229
		19,148,347

Semiconductors: 1.5%
5,868,000	Atmel Corp., 0.000%, 5/23/21	2,904,660

Software: 6.7%
2,838,000	BEA Systems, Inc., 4.000%, 12/15/06	2,823,810
5,570,000	Mercury Interactive Corp., 4.750%, 7/1/07	5,493,412
3,485,000	Mercury Interactive Corp., 0.000%, 5/1/08	3,615,688
574,000	Wind River Systems, Inc., 3.750%, 12/15/06	576,153
		12,509,063

TOTAL CONVERTIBLE BONDS
(cost $66,423,275)		67,236,176

Shares/Principal		Value
SHORT-TERM INVESTMENTS: 13.9%

Commercial Paper: 7.7%
$ 7,000,000	American General Financial Corp., 4.773%, 4/19/06	$7,000,000
3,500,000	GE Capital Corp., 4.612%, 4/5/06	3,500,000
4,000,000	GE Capital Corp., 4.759%, 4/12/06	4,000,000
		14,500,000

Money Market Investments: 6.2%
4,200,333	AIM Liquid Assets	4,200,333
7,519,474	AIM STIC Prime Portfolio	7,519,474
		11,719,807

TOTAL SHORT-TERM INVESTMENTS
(cost $26,219,807)		26,219,807

TOTAL INVESTMENTS IN SECURITIES
(cost $152,278,444): 99.3%		186,635,426
Other Assets less Liabilities: 0.7%		1,263,213
NET ASSETS:	100.0%	$187,898,639

*	Non-income producing securities.
#	U.S. security of foreign issuer.

	The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows+:

	Cost of investments	$152,331,003
	Gross unrealized appreciation	35,206,490
	Gross unrealized depreciation	(902,067)
	Net unrealized appreciation	$34,304,423

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Greenspring Fund, Incorporated

By (Signature and Title)   /s/ Charles vK. Carlson
                                                                   Charles vK. Carlson, Chief Executive Officer

Date May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Charles vK. Carlson
                                                                     Charles vK. Carlson, Chief Executive Officer

Date May 18, 2006

By (Signature and Title)*   /s/ Michael J. Fusting
                                                                     Michael J. Fusting, Chief Financial Officer

Date May 18, 2006

* Print the name and title of each signing officer under his or her signature.